Fees And Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Fees And Expenses [Abstract]
Management Fees

	2013	2012	2011

Total Index Series	$1,643,869	$1,916,415	$2,194,951
Agricultural Sector Series	63,278	84,882	106,704
The Company	$1,707,147	$2,001,297	$2,301,655

Service Fees Net Of Sales Fees To Selling Agents

	2013	2012	2011

Total Index Series	$4,475	$9,650	$19,037
Agricultural Sector Series	1,800	5,750	9,353
The Company	$6,275	$15,400	$28,390

Servicing Fees To Selling Agents

	2013	2012	2011

Total Index Series	$91,700	$109,638	$135,874
Agricultural Sector Series	13,351	18,419	29,966
The Company	$105,051	$128,057	$165,840

Support Services Fees

	2013	2012	2011

Total Index Series	$252,766	$294,673	$337,502
Agricultural Sector Series	9,729	13,052	16,407
The Company	$262,495	$307,725	$353,909